Convertible Debt	6 Months Ended
Jun. 30, 2025
Convertible Debt [Abstract]
CONVERTIBLE DEBT

11. CONVERTIBLE DEBT

The Company’s Convertible Debt includes Convertible Loans entered into in 2017, 2019 and 2020 and a series of Convertible Promissory Notes entered into during 2023 and 2024. Both the Loans and Notes are further detailed as follows:

	Juen 30,	December 31,
	2025	2024
Convertible loans	$82,149	$72,975
Convertible promissory notes	400,000	1,021,000
	$482,149	$1,093,975

Convertible Loan

2017 Convertible Loans

In November 2017, the Company entered into loan agreements with two former shareholders of the Company for loans totaling EUR80,278 (approximately $92,007) (the “2017 Convertible Loans”). As of June 30, 2025 and December 31, 2024, one of the 2017 Convertible Loans is outstanding and is payable on demand, with a balance of EUR40,139 ($47,012 and $41,762, respectively). The remaining loan is convertible at the option of the lender to shares totaling 4.25% of the Company’s common shares outstanding at the time of conversion. The loan is non-interest bearing, are unsecured and are due on demand.

2019 and 2020 Convertible Loans

During the years ended December 31, 2019 and 2020, the Company entered into loan agreements with related parties totaling EUR417,133 (approximately $467,154) (the “2019 and 2020 Convertible Loans”). The 2019 and 2020 Convertible Loans bear interest at 3.5% and had a maturity date of September 30, 2022. One of the convertible loans has not been converted and is payable on demand balance of EUR30,000 ($35,137 and $31,213, respectively) as of June 30, 2025 and December 31, 2024.While the 2019 and 2020 Convertible Loans are outstanding, the lenders are entitled to 0.5% of the Company’s net income each year should the Company be profitable and provided that the amount paid does not exceed the principal amount of the debt; the lenders do not partake in the Company’s losses. At maturity, the 2019 and 2020 Convertible Loans are convertible into ordinary shares of the Company at EUR40 per share.

A continuity of the Company’s Convertible loan is as follows:

	2019 and 2020 Convertible Loans	2017 Convertible Loans
Balance, Dec 31, 2024	$31,213	$41,762
Effects of currency translation	3,924	5,250
Balance, Jun 30, 2025	$35,137	$47,012

Convertible Promissory Notes

On June 28, 2023, we entered into a Pre-Paid Advance Agreement (the “PPA”) with YA II PN, Ltd. (“Holder”). Pursuant to the PPA, we may (a) request that the Holder purchase from us up to $50,000,000 (the “Commitment Amount”) of promissory notes (each, a “Promissory Note”), or (b) issue an advance notice to Holder to require they purchase shares from us pursuant to such advance notice. The Holder will purchase each Promissory Note at 92% of the principal amount of that Promissory Note. Each Promissory Note matures one year from the date of its issuance. The Promissory Notes do not carry any interest, except if there is an event of default in which case the interest is 15% per annum. We may prepay a Promissory Note with at an 8% premium with advance written notice ranging between five business days and thirty calendar days prior to such prepayment, depending on the market price of our ordinary shares at the time of the notice.

On June 28, 2023, we sold the Holder a Promissory Note (the “Initial Promissory Note”) in the principal amount of $5,500,000 and received $5,060,000, net of discount. The Holder is not obligated to purchase any additional Promissory Notes from us under the PPA. On September 26, 2023, the Company issued a second Promissory Note of $5,500,000 and received $5,060,000, net of discount (the “Second Promissory Note”).

On April 18, 2024, we sold the Holder a Promissory Note under the PPA (the “Third Promissory Note”) in the principal amount of $3,300,000 and received $2,970,000, net of discount and paid legal fee of $25,000.

On October 8, 2024, we issued a fourth promissory note under our PPA in the original principal amount of $1,500,000 with a 10% original issue discount. This note matures one year from the date of its issuance. The note carries any interest at a rate of 7% per annum, except if there is an event of default in which case the interest will increase to 15% per annum. We may prepay the note with at a 5% premium with advance written notice ranging between five business days and thirty calendar days prior to such prepayment, depending on the market price of our ordinary shares. The note is convertible at holder’s discretion (but not before July 1, 2025) into our ordinary shares at a fixed conversion price equal to the lower of either $0.25 per Ordinary Share or 92% of the average of the two lowest daily volume weighted average prices during the eight (8) consecutive trading days immediately preceding a conversion. Pursuant to the Second Supplemental Agreement, executed in December 2024, we are to make monthly payments consisting of ten $100,000 principal payments beginning in January 2025, to fully repay the remaining principal balance outstanding to Yorkville pursuant to the fourth promissory note. Such monthly payments will include any accrued but unpaid interest outstanding at the time of such payment and a prepayment premium.

The Promissory Notes are convertible at the Holder’s discretion into our ordinary shares at a conversion price (the “Conversion Price”) equal to the lower of (a) (I) $4.9986 in respect of the Initial Promissory Note, (II) $3.5424 in respect of the Second Promissory Note, and (III) with respect to each subsequent Promissory Note, if any, 110% of the volume weighted average price (“VWAP”) of our ordinary shares on the trading day immediately preceding the issuance of such Promissory Note (the “Fixed Price”) or (b) 92% of the average of the two lowest daily VWAPs of the shares during the eight trading days immediately prior to such conversion. In no event, however, shall the conversion price be less than a floor price of $2.00, as may be adjusted for stock splits and other similar transactions (the “Floor Price”).

Under the Promissory Notes, a “Trigger Event” occurs if the trading price of an ordinary share is lower than the applicable Floor Price for any five of seven consecutive trading days. This trigger event is for 1st to 3rd Promissory Notes and there is no trigger event in the fourth note. Within five trading days of a Trigger Event, we must make a monthly cash payment to the Holder in connection with the Promissory Notes (the “Monthly Payment”) equal to the lesser of (i) $550,000, plus an 8% redemption premium on any principal being repaid plus any accrued and unpaid interest and (ii) all principal outstanding under all outstanding Promissory Notes, plus an 8% redemption premium on any principal being repaid plus any accrued and unpaid interest. Thereafter, we must pay the Holder a Monthly Payment every 30 calendar days after the due date of the initial Monthly Payment; provided that our monthly obligation hereunder will end with respect to a particular Trigger Event if (i) the daily VWAP of the ordinary shares for seven consecutive trading days immediately prior to the due date of the next Monthly Payment is 10% or greater than the Floor Price or (ii) we reduce the Floor Price for all outstanding Promissory Notes by 50%, unless a new Trigger Event occurs.

In connection with the execution of the PPA, we agreed to pay a commitment fee of $250,000. Such commitment fee was paid on the date of the PPA in the form of 1,361 ordinary shares issued in 2023, which was derived using a per ordinary share price equal to the average of the daily VWAPs of the Ordinary Shares during the three trading days prior to the PPA.

Initial Promissory Note, Second Promissory Note and Third Promissory Note were all paid off as of December 31, 2024 and Fourth Promissory Note is outstanding as of June 30, 2025.

The Company elected to account for the Promissory Notes at fair value through FVTPL. Management believes that the fair value option appropriately reflects the underlying economics of the Promissory Notes. Under the fair value election in IFRS 9, changes in fair value of the Promissory Notes, will be reported in the Consolidated Statements of Operations, under change in fair value of debt instrument, in each reporting period subsequent to the issuance of the Promissory Note. The Fourth Promissory Note was recorded at its fair value of $1,340,000 at issue date.

During the six months ended June 30, 2025, the Company repaid principal amounts of the Fourth Promissory Note of $600,000.

During the six months ended June 30, 2024, the Company repaid principal amounts of the Second Promissory Note of $787,633 and accrued interest of $70,782.

During the six months ended June 30, 2024, principal amounts of the Second Promissory Note of $1,770,577 and accrued interest of $383,980 were converted into 3,366,093 ordinary shares, at conversion prices ranging from $0.18 to $0.95.

For the six months ended June 30, 2025 and 2024, the Company recorded a change in fair value of $21,000 and $528,210, respectively, resulting in a balance of $400,000 and $1,021,000, respectively, as of June 30, 2025 and December 31, 2024.

Changes in the balance of the convertible notes classified as Level 3 fair value measurement are as follows:

		Carrying
		Amount at
	Face Value	Fair value
Balance at December 31, 2024	$1,000,000	$1,021,000
Repayments of convertible promissory notes	(600,000)	(600,000)
Change in fair value of convertible promissory notes	-	(21,000)
Balance at June 30, 2025	$400,000	$400,000

As of June 30, 2025, the Company used a discount cash flow to value the fair value of the Promissory Notes. The discount rate used was 20%, consistent with the discount rate used in the year ended December 31, 2024 valuation. As of December 31, 2024, the Company used a lattice model to value the fair value of the Promissory Notes.

Key inputs for the lattice model used are summarized below.

December 31,
2024
Stock price	1.60 - 4.32
Expected life in years	0.50 - 0.92
Risk free rate	4.24% - 5.56%
Expected volatility	105% - 150%